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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8519

Federated Core Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2011 through 6/30/2012

Item 1. Proxy Voting Record.

Federated Core Trust

Federated Bank Loan Core Fund

Federated Duration Plus Core Fund

Federated Inflation-Protected Securities Core Fund

Federated Mortgage Core Portfolio

High Yield Bond Portfolio

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Core Trust

By (Signature and Title)	/s/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date:	August 21, 2012